Inventory, Net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory, Net
Note 4. Inventory
Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Raw materials and work in process	$10,354	$13,380
Finished goods	14,622	40,680

Total inventory	$24,976	$54,060

Adjustments to the carrying value of excess inventory and inventory on hand and inventory purchase commitments to net realizable value were $10.6 million and $39.8 million during the years ended December 31, 2023 and 2022, respectively. These adjustments are included in the consolidated statements of operations as a component of nutrition and other cost of revenue and connected fitness cost of revenue. The Company recorded $3.4 million and $11.6 million of these adjustments in nutrition and other cost of revenue for the years ended December 31, 2023 and, 2022, respectively. The Company also recorded $7.2 million and $28.1 million of these adjustments in connected fitness cost of revenue for the years ended December 31, 2023 and 2022, respectively.